8. STOCKHOLDERS' EQUITY (Details Narrative March 2014) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common stock shares issued	464,660,896		370,728,168	279,865,011
Common stock shares outstanding	464,660,896		370,728,168	279,865,011
Stock based compensation	$ 188,163	$ 115,824